Balance Sheet Components	12 Months Ended
Apr. 30, 2019
Balance Sheet Components [Abstract]
Balance Sheet Components

5. Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	As of April 30,
	2019	2018
Prepaid hosting costs	$12,006	$7,834
Deposits	1,268	582
Prepaid software subscription costs	4,326	2,483
Deferred stock-based compensation expense	784	496
Prepaid value added taxes	4,239	113
Other	8,249	3,753
Total prepaid expenses and other current assets	$30,872	$15,261

Property and Equipment, Net

The cost and accumulated depreciation of property and equipment were as follows (in thousands):

		As of April 30,
	Useful Life (in years)	2019	2018
Leasehold improvements	Lesser of estimated useful life or remaining lease term	$6,176	$5,725
Computer hardware and software	3	$5,393	5,132
Furniture and fixtures	3-5	$3,094	2,443
Assets under construction		$1,243	-
Total property and equipment		$15,906	$13,300
Less: accumulated depreciation		(10,458)	(8,764)
Property and equipment, net		$5,448	$4,536

Depreciation expense related to property and equipment was $2.7 million, $3.0 million and $2.6 million for the years ended April 30, 2019, 2018 and 2017, respectively.

Intangible Assets, Net

Intangible assets consisted of the following as of April 30, 2019 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)
Developed technology	$12,130	$5,646	$6,484	2.5
Customer relationships	398	268	130	2.2
Trade names	972	863	109	2.2
Total	$13,500	$6,777	$6,723
Foreign currency translation adjustment			-
Total			$6,723

Intangible assets consisted of the following as of April 30, 2018 (in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)
Developed technology	$10,791	$2,838	$7,953	3.4
Trade names	957	809	148	3.0
Customer relationships	398	175	223	2.9
Total	$12,146	$3,822	$8,324
Foreign currency translation adjustment			(27)
Total			$8,297

Amortization expense for the intangible assets for the years ended April 30, 2019, 2018 and 2017 was as follows (in thousands):

	Year Ended April 30,
	2019	2018	2017
Cost of revenue—cost of license—self-managed	$387	$387	$55
Cost of revenue—cost of subscription—self-managed and SaaS	2,421	1,521	404
Sales and marketing	148	119	70
Total amortization of acquired intangible assets	$2,956	$2,027	$529

The expected future amortization expense related to the intangible assets as of April 30, 2019 was as follows (in thousands, by fiscal year):

2020	$2,649
2021	2,616
2022	1,397
2023	61
2024	-
Total	$6,723

Goodwill

The following table represents the changes to goodwill (in thousands):

Carrying Amount
Balance as of April 30, 2017	$12,057
Addition from acquisition	6,810
Foreign currency translation adjustment	315
Balance as of April 30, 2018	$19,182
Addition from acquisition	1,038
Foreign currency translation adjustment	(374)
Balance of April 30, 2019	$19,846

There was no impairment of goodwill during the years ended April 30, 2019, 2018 and 2017.

Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	As of April 30,
	2019	2018
Accrued expenses	$8,124	$3,279
Income taxes payable	149	2,357
Value added taxes payable	4,236	2,536
Liability for early exercise of unvested stock options	-	1,566
Share repurchase liability	1,612	449
Other	4,619	1,629
Total accrued expenses and other liabilities	$18,740	$11,816

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of April 30,
	2019	2018
Accrued vacation	$9,655	$6,570
Accrued commissions	6,510	5,913
Post-combination compensation liability	655	655
Other	5,327	2,053
Total accrued compensation and benefits	$22,147	$15,191

Contract Balances

The timing of revenue recognition may differ from the timing of invoicing to customers. For annual contracts, the Company typically invoices customers at the time of entering into the contract. For multi-year agreements, the Company generally invoices customers on an annual basis prior to each anniversary of the contract start date. The Company records unbilled accounts receivable related to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to those fulfilled obligations. Contract liabilities consist of deferred revenue which is recognized over the contractual period.

The following table provides information about unbilled accounts receivable, deferred contract acquisition costs, and deferred revenue from contracts with customers (in thousands):

	As of April 30,
	2019	2018
Unbilled accounts receivable, included in accounts receivable, net	$1,710	$1,139
Deferred contract acquisition costs	$26,150	$18,079
Deferred revenue	$170,666	$102,561

Significant changes in the unbilled accounts receivable and the deferred revenue balances were as follows (in thousands):

	Unbilled Accounts Receivable
	Year Ended April 30,
	2019	2018	2017
Beginning balance	$1,139	$1,114	$556
Amounts transferred to accounts receivable from unbilled accounts receivable presented at the beginning of the period	(1,139)	(1,114)	(556)
Revenue recognized during the period in excess of invoices issued	1,710	1,139	1,114
Ending balance	$1,710	$1,139	$1,114

	Deferred Revenue
	Year Ended April 30,
	2019	2018	2017
Beginning balance	$102,561	$54,152	$27,222
Additions through acquisition	-	859	528
Increases due to invoices issued, excluding amounts recognized as revenue during the period	163,963	96,944	51,862
Revenue recognized that was included in deferred revenue balance at beginning of period	(95,858)	(49,394)	(25,460)
Ending balance	$170,666	$102,561	$54,152

Deferred Contract Acquisition Costs

Deferred contract acquisition costs represent costs that are incremental to the acquisition of customer contracts, which consist mainly of sales commissions and associated payroll taxes. The Company determines whether costs should be deferred based on sales compensation plans, if the commissions are in fact incremental and would not have occurred absent the customer contract. Sales commissions for renewal of a contract are considered commensurate with the commissions paid for the acquisition of the initial contract given there is no substantive difference in commission rates.

Deferred contract acquisition costs are expensed commensurate with the recognition of revenue as performance obligations are satisfied. These performance obligations primarily relate to the Company’s subscription contracts which are typically sold for a one to three-year duration. Amortization of deferred contract acquisition costs is recognized in sales and marketing expense in the consolidated statement of operations. The Company periodically reviews the carrying amount of deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred costs. The Company did not recognize any impairment of deferred contract acquisition costs during the years ended April 30, 2019, 2018 and 2017.

The following table summarizes the activity of the deferred contract acquisition costs (in thousands):

	Year Ended April 30,
	2019	2018	2017
Beginning balance	$18,079	$10,135	$6,262
Capitalization of contract acquisition costs	29,445	20,675	12,290
Amortization of deferred contract acquisition costs	(21,374)	(12,731)	(8,417)
Ending balance	$26,150	$18,079	$10,135
Deferred contract acquisition costs, current	17,215	12,125	7,288
Deferred contract acquisition costs, non- current	8,935	5,954	2,847
Total deferred contract acquisition costs	$26,150	$18,079	$10,135